INVESTMENT SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
INVESTMENT SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Value of Securities

The amortized cost and fair value of securities as of June 30, 2014 and December 31, 2013 were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of June 30, 2014:
U.S. Treasury securities and obligations of U.S. government agencies and corporations	$302,091	$3,275	$(5,200)	$300,166
Obligations of states and political subdivisions	138,920	8,223	(454)	146,689
All other	10	42	-	52
Total investment securities	$441,021	$11,540	$(5,654)	$446,907
As of December 31, 2013:
U.S. Treasury securities and obligations of U.S. government agencies and corporations	$326,272	$2,927	$ (7,496)	$321,703
Obligations of states and political subdivisions	130,813	5,338	(1,400)	134,751
All other	23	48	-	71
Total investment securities	$457,108	$8,313	$(8,896)	$456,525

The following tables reflect amortized cost, unrealized gains, unrealized losses and fair value of available-for-sale investment securities for the dates presented (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2013:
U.S. Treasury securities and obligations of U.S. government agencies and corporations	$326,272	$ 2,927	$(7,496)	$321,703
Obligations of states and political subdivisions	130,813	5,338	(1,400)	134,751
All other	23	48	-	71
Total investment securities	$457,108	$8,313	$(8,896)	$456,525
As of December 31, 2012:
U.S. Treasury securities and obligations of U.S. government agencies and corporations	$339,407	$ 7,265	$ (220)	$346,452
Obligations of states and political subdivisions	108,252	10,935	(44)	119,143
All other	2,085	46	(1,307)	824
Total investment securities	$449,744	$18,246	$(1,571)	$466,419

Schedule of Investment Securities Pledged

At December 31, 2013 and 2012, investment securities were pledged to secure government, public and trust deposits as follows (in thousands):

	Amortized Cost	Fair Value
2013	$205,374	$205,900
2012	$197,326	$204,467

Schedule of Contractual Maturities of Debt Securitites Available-For-Sale

The following table summarizes contractual maturities of debt securities available-for-sale as of June 30, 2014 (in thousands):

	Amortized Cost	Fair Value
Amounts maturing in:
One year or less	$2,588	$2,636
After one year through five years	16,369	17,307
After five years through ten years	64,140	68,666
After ten years*	357,914	358,256
Total debt securities	$441,011	$446,865
Equity securities	10	42
Total securities	$441,021	$446,907

The following table summarizes contractual maturities of available-for-sale securities as of December 31, 2013 (in thousands):

	Amortized Cost	Fair Value
Amounts maturing in:
One year or less	$ 2,731	$ 2,784
After one year through five years	13,904	14,873
After five years through ten years	60,480	61,811
After ten years*	379,970	376,986
Total debt securities	457,085	456,454
Equity securities	23	71
Total securities	$ 457,108	$ 456,525
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* Of the $380 million (amortized cost) in this category, $317 million (amortized cost) consisted of mortgage-backed securities ("MBS") and collateralized mortgage obligations ("CMO"), which are presented based on contractual maturities. However, the remaining lives of such securities are expected to be much shorter due to anticipated payments.

Schedule of Realized Gains (Losses) on Available-For-Sale Securities

Sales and gains (losses) on sale of available-for-sale securities for the six months ended June 30, 2014 and 2013 are presented as follows (in thousands):

	Gross Sales	Gross Gains	Gross Losses	Net Gains
2014	$22,845	$1,385	$ (94)	$1,291
2013	$29,317	$303	$ -	$ 303

Sales and realized gains on sales of available-for-sale securities for the years ended December 31, 2013, 2012 and 2011 are presented as follows (in thousands):

	Gross Sales	Gross Gains	Gross Losses	Net Gains
2013	$ 41,861	$ 1,489*	($ 233)	$ 1,256
2012	$ 34,615	$ 680	$ -	$ 680
2011	$ 38,523	$ 943	$ -	$ 943
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* Gross gains for 2013 also include approximately $12,000 in gains on called debt securities.

Schedule of Gross Unrealized Losses and Fair Value on Available-For-Sale Securities
	Less Than 12 Months		Over 12 Months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale:
U.S. Treasury securities and obligations of U.S. Government agencies and corporations	$(399)	$49,842	$(4,801)	$127,176	$ (5,200)	$177,018
Obligations of states and political subdivisions	(30)	4,436	(424)	12,651	(454)	17.087
Other debt securities	-	-	-	-	-	-
Total securities with unrealized losses	$(429)	$54,278	$(5,225)	$139,827	$(5,654)	$194,105

The following table presents information on available-for-sale securities with gross unrealized losses at December 31, 2013, aggregated by investment category and the length of time that the individual securities have been in a continuous loss position (in thousands):

	Less Than 12 Months		Over 12 Months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
U.S. Treasury securities and obligations of U.S. Government agencies and corporations	$(5,464)	$167,616	$(2,032)	$33,863	$(7,496)	$201,479
Obligations of states and political subdivisions	(1,336)	29,953	(64)	561	(1,400)	30,514
Total securities with unrealized losses	$(6,800)	$197,569	$(2,096)	$34,424	$(8,896)	$231,993